Related party transactions	6 Months Ended
Mar. 31, 2024
Related party transactions
Related party transactions

Note 15 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder	Providing personal guarantee as an additional security for loans, payables and receivables, providing personal guarantee for a lawsuit for potential losses
Zhengyu Wang	Former CEO, spouse of Ms. Yefang Zhang	Providing personal guarantee as an additional security for loans
Xinyang Wang	Former CEO of the Company	Providing personal guarantee as an additional security for loans
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang	Lease of office space to the Company
Wenhua Liu	A director of the Company and Interim Chief Executive Officer	Providing personal guarantee as an additional security for loans
Jinwu Huang	Chief Financial Officer	Providing advances for working capital.

Due to a related party

As of March 31, 2024 and September 30, 2023, the Company owed Yefang Zhang $471,653 and $114,451, respectively. The balance of due to related parties is interest-free, unsecured, and due upon demand.

As of March 31, 2024 and September 30, 2023, the Company owed Jinwu Huang $40,878 and $38,105, respectively. The balance of due to related parties is interest-free, unsecured, and due upon demand.

Operating lease from related parties

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Zhejiang Forasen Energy Technology Co., Ltd., a PRC company controlled by Mr. Zhengyu Wang, to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB432,043 (equivalent of $59,890).

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term and long-term loans (see Note 12).